Accrued liabilities and provisions - Litigation (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ISA Energa Brasil
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	$ 7	$ 50
Regulatory Contingency
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	41	38
Remediating the damages associated with the hydrocarbon spill
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	14	14
Administrative processes case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	13	12
Damages caused by export activities
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	7	6
Transelca. Regulatory contingency
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	$ 9	$ 8